Debt, Cash and Cash Equivalents - Disclosure Of Movement In Total Debt (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of debt [line items]
December 31, 2017	€ 15,468
Repayments	(787)
New borrowings	9,677
Other cash flows	(168)
Currency translation differences	277
Other items	119
December 31, 2018	24,586
Long-term debt [member]
Disclosure of debt [line items]
December 31, 2017	14,326
Repayments	(16)
New borrowings	9,677
Currency translation differences	109
Reclassification from non- current to current	(2,119)
Other items	30
December 31, 2018	22,007
Short term debt and current portion of long term debt [member]
Disclosure of debt [line items]
December 31, 2017	1,275
Repayments	(771)
Other cash flows	(168)
Currency translation differences	140
Reclassification from non- current to current	2,119
Other items	38
December 31, 2018	2,633
Interest rate and currency derivatives used to manage debt [member]
Disclosure of debt [line items]
December 31, 2017	(133)
Currency translation differences	28
Other items	51
December 31, 2018	€ (54)